Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income	₩ 3,198,265	₩ 2,949,205	₩ 2,824,919
Total comprehensive income	3,249,557	2,520,091	2,415,769
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	1,519,197	1,008,868	1,739,924
Net income	1,234,883	754,727	1,470,250
Total comprehensive income	1,234,044	755,018	1,469,850
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	19,731,711	21,240,193	16,672,337
Net income	2,279,362	1,712,314	1,940,621
Total comprehensive income	2,333,266	1,496,582	1,717,969
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	3,752,232	5,186,592	4,672,819
Net income	517,761	898,723	707,344
Total comprehensive income	477,135	787,956	558,438
Shinhan Investment Corp.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	5,553,118	5,558,862	4,549,941
Net income	251,268	211,919	115,440
Total comprehensive income	269,058	195,910	120,238
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	5,633,679	5,997,997	5,693,702
Net income	131,021	120,642	150,556
Total comprehensive income	150,997	46,062	109,754
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	439,031	351,772	302,710
Net income	103,400	87,647	33,868
Total comprehensive income	100,317	88,128	34,059
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	224,766	208,661	190,191
Net income	27,446	25,143	25,160
Total comprehensive income	30,579	22,053	19,969
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	37,616	32,836	24,975
Net income	1,392	340	(1,174)
Total comprehensive income	985	377	(1,047)
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	21,590	29,410	2,404
Net income	(780)	(844)	512
Total comprehensive income	(780)	(842)	844
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	78,378	77,474	69,834
Net income	18,868	19,705	14,302
Total comprehensive income	18,980	20,073	14,363
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	140	177	115
Net income	309	1,036	416
Total comprehensive income	309	1,036	416
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	99,279	79,063	79,004
Net income	1,314	1,404	1,186
Total comprehensive income	1,525	2,482	2,617
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	94,636	78,516	64,229
Net income	19,384	16,800	12,505
Total comprehensive income	18,919	16,757	11,170
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	44,729	40,781	37,061
Net income	8,461	6,481	7,631
Total comprehensive income	8,461	6,481	₩ 7,631
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	7,386	70
Net income	3,564	(752)
Total comprehensive income	₩ 3,552	₩ (752)